CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Cash flows used in operating activities:
Net loss	$ (25,140)	$ (121,818)	$ (321,592)	$ (134,062)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued interest on related party notes payable			58,787	70,138
Accrued interest on related party payables			0	7,061
Accrued interest on notes payable			2,103	2,399
Amortization	112	184	328	492
Forgiveness of debt			0	162,723
Changes in operating assets and liabilities:
Prepaids and other receivables:	(2,032)	(4,881)	(307)	4,751
Accounts payable:	(788)	32,448	41,950	1,793
Accrued liabilities:	(1,663)	(2,006)	54,271	(35,746)
Due to related parties:	5,033	5,398	5,486	36,962
Cash paid for interest on notes payable			0	(4,646)
Net cash used in operating activities	(61,954)	(62,526)	(158,974)	(213,581)
Net loss	(25,140)	(121,818)	(321,592)	(134,062)
Accrued interest on notes payable	36,860	28,149
Forgiveness of debt	(74,336)	0
Cash flows used in investing activities:
Acquisition of unproved mineral properties			(50,000)	(103,530)
Net cash used in investing activities	0	(61,799)	(50,000)	(103,530)
Acquisition of unproved mineral properties	0	(61,799)
Cash flows provided by financing activities:
Cash received on issuance of notes payable to related parties	249,182	149,569	213,750	142,142
Issuance of common stock for private placements			0	187,500
Cash paid for notes payable			0	(2,130)
Net cash provided by financing activities	249,182	149,569	213,750	327,512
Effects of foreign currency exchange	(3,001)	(1,756)	(3,597)	(4,107)
Increase in cash	184,227	23,488	1,179	6,294
Cash, beginning	9,865	8,686	8,686	2,392
Cash, ending	194,092	32,174	9,865	8,686
Supplemental disclosures:
Income tax	0	0	0	0
Interest	$ 0	$ 0	$ 0	$ 4,646